Subsequent Events - Additional Information (Detail)																				6 Months Ended	12 Months Ended
	Aug. 07, 2015 USD ($) a	Jul. 24, 2015 USD ($) a Installments	Apr. 14, 2015 USD ($)	Apr. 11, 2015 USD ($)	Apr. 09, 2015 USD ($)	Mar. 05, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($)	Feb. 02, 2015 USD ($)	Jan. 30, 2015 USD ($) $ / shares	Jan. 15, 2015 shares	Jan. 05, 2015 USD ($)	Nov. 24, 2014 USD ($)	Oct. 17, 2014 USD ($)	Sep. 26, 2014 USD ($)	Sep. 24, 2014 USD ($)	Sep. 19, 2014 USD ($)	Aug. 26, 2014 USD ($)	Aug. 25, 2014 USD ($)	Jul. 21, 2014 USD ($)	Jun. 30, 2015 USD ($) a Tranches $ / shares shares	Dec. 31, 2014 USD ($) Closings $ / shares shares	Dec. 31, 2012 shares	Mar. 13, 2015 $ / shares	Jan. 31, 2015 $ / shares	Jan. 28, 2015 USD ($)	Jan. 25, 2015 USD ($)	Sep. 30, 2014 $ / shares	Dec. 31, 2013 USD ($) $ / shares shares
Subsequent Event [Line Items]
Restricted common stock, amount																												$ (15,000)
Proceeds from convertible debt																				$ 4,642,300	$ 3,475,000
Debt Instrument, Convertible, Conversion Price | $ / shares																				$ 0.88	$ 11.75						$ 11.75
Debt instrument, convertible, terms of conversion feature																				The Company may make the amortization payments on the debt in cash, prompting a 30% premium or, subject to certain conditions, in shares of common stock valued at 70% of the lowest volume weighted average price of the common stock for the 20 prior trading days.
Number of closings | Closings																					6
Common stock, authorized | shares																				100,000,000	100,000,000							100,000,000
Common stock, authorized after amendment | shares																				400,000,000
Common stock, par value | $ / shares																				$ 0.001	$ 0.001							$ 0.001
Escrow Deposit																				$ 90,000	$ 400,476
Payments to Acquire Real Estate													$ 50,000								399,594
Sixth Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					5,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																				$ 0.74
Conversion of warrants, shares | shares																				11,937,099
Sale of stock, shares to be issued | shares																						2,463,000
Notes Payable, Other Payables [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																					$ 12,434
Debt Instrument, Interest Rate, Stated Percentage																					5.99%
Debt Instrument, Maturity Date																					May 05, 2015
Note Warrant [Member]
Subsequent Event [Line Items]
Warrants exercisable period																					5 years
Purchase an amount of Company Common Stock, as a percentage of principal amount of notes																					50.00%
Warrants, exercise price as a percentage of conversion price																					200.00%
Debt instrument, convertible, terms of conversion feature																					The Conversion Price of the Warrants is either (i) 85% of the volume-weighted average price of the Common Stock for the thirty trading days prior to notice of Conversion or (ii) 85% of the per share price of the Company's next common stock offering of not less than $2 million. Mr. Siegel and Mr. Lowe also received registration rights for the shares underlying the Siegel Notes and the Lowe Notes, respectively.
Option One [Member] | First Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					$ 2,000,000
Option One [Member] | Second Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					2,000,000
Option One [Member] | Third Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					2,000,000
Option One [Member] | Fourth Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					2,000,000
Option One [Member] | Fifth Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					2,000,000
Option Two [Member] | First Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					1,000,000
Option Two [Member] | Second Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					1,000,000
Option Two [Member] | Third Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					1,000,000
Option Two [Member] | Fourth Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					1,000,000
Option Two [Member] | Fifth Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					1,000,000
Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																$ 2,500,000			$ 3,500,000	$ 4,806,000	$ 3,750,000				$ 1,500,000
Proceeds from convertible debt												$ 250,000			$ 500,000	$ 1,000,000		$ 1,000,000	$ 1,000,000	$ 150,000
Warrant instrument grant agreement, description																				The Modified Debentures also included a warrant instrument granting the Investor the right to purchase shares of common stock of the Company equal to the principal amount of the applicable Modified Debenture divided by a price equal to 120% of the last reported closing price of the Common stock on the applicable closing date of the Modified Debenture, with a three year term.	The parties also entered into a warrant instrument granting the Investor the right to purchase shares of common stock of the Company equal to the principal amount of the applicable Modified Debenture divided by a price (the "Reference Price") equal to 120% of the last reported closing price of the Common stock on the applicable closing date of the Modified Debenture, at an exercise price equal to the Reference Price, with a three year term.
Exercise price term																					The Company also entered into a Debenture Amendment Agreement and an Amended and Restated Debenture for the amount outstanding under the original Debenture, (1) reflecting the terms set forth above, (2) providing for accrued and unpaid interest to be payable upon conversion or maturity rather than on specified payment dates and (3) amending the conversion price of the Debenture to be equal to the lower of $5.00 or 51% of the lowest volume weighted average price for the 20 consecutive trading days prior to the applicable conversion date.
Debenture fee percentage																					5.00%
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 5.00											$ 1.83			$ 1.83
Debt Instrument, Interest Rate, Stated Percentage																5.00%			10.00%
Debt instrument, convertible, terms of conversion feature																				They were originally convertible at a fixed conversion price of the lower of $1.83 or 51% of the VWAP for the last 20 days prior to conversion.	Beginning four months (as subsequently amended) after the initial closing, the Company will begin making amortization payments on the debt in cash, prompting a 30% premium or, at their option and subject to certain conditions, in shares of common stock valued at 70% of the lowest volume weighted average price of the common stock for the 20 prior trading days. However, in the event the registration statement filed by the Company in connection with the respective purchase agreements is not effective within 120 days of the initial closing date under the July 2014 Purchase Agreement and 120 days of the initial closing date under the September 2014 Purchase Agreement, the July 2014 Purchase Agreement Debentures’ and the September 2014 Purchase Agreement Debentures’, respectively, conversion rate will be, during the period commencing 120 days after the initial closing date until the registration statement is effective, equal to 63% of the lowest volume weighted average price of the common stock for the 20 prior trading days. If the aforementioned registration statement is not effective within 160 days of the initial closing date, each of the debentures’ conversion rate will be, during the period commencing 160 days after the initial closing date until the registration statement is effective, equal to 60% of the lowest volume weighted average price of the common stock for the 20 prior trading days.
Debt Instrument, Maturity Date																Sep. 19, 2015			Jul. 21, 2015
August 2015 Debentures [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																				$ 0.75
Debt Instrument, Interest Rate, Stated Percentage																				10.00%
Debt instrument, convertible, terms of conversion feature																				In connection with each of the purchase agreements, the Company entered into a registration rights agreement with the respective investors, pursuant to which the Company agreed to file a registration statement for the resale of the shares of common stock issuable upon conversion of, or payable as principal and interest on, the respective debentures, within 45 days of the initial closing date under each agreement, and to have such registration statements declared effective within 120 days of the initial closing dates of each purchase agreement.
Debt Instrument, Maturity Date																				Aug. 14, 2016
Percentage of discount to common stock valuation																				49.00%
Percentage of premium																				30.00%
Percentage relating to common stock valuation																				51.00%
August 2015 Debentures [Member] | Convertible Debt [Member] | August 14, 2015 [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																				$ 3,979,877
August 2015 Debentures [Member] | Convertible Debt [Member] | Maximum [Member] | August 14, 2015 [Member]
Subsequent Event [Line Items]
Number of tranches | Tranches																				11
Debt Instrument, Tranche One [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																$ 1,000,000			$ 1,000,000
Proceeds from convertible debt																			1,000,000
Debt Instrument, Tranche One [Member] | Convertible Debt [Member] | August 14, 2015 [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt																				$ 650,000
Debt Instrument, Tranche Two [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																$ 1,500,000			1,000,000
Proceeds from convertible debt																	$ 1,000,000
Debt Instrument, Tranche Two [Member] | Convertible Debt [Member] | August 28, 2015 [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt																				185,000
Debt Instrument, Tranche Three [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 450,000
Debt Instrument, Due after filing					2 days
Debt Instrument, Tranche Three [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																			1,000,000
Proceeds from convertible debt														$ 500,000
Debt Instrument, Tranche Three [Member] | Convertible Debt [Member] | September 4, 2015 [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt																				125,000
Debt Instrument, Tranche Four [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt				$ 500,000								$ 250,000
Debt Instrument, Tranche Four [Member] | Convertible Debt [Member] | Beginning on September 11, 2015 [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt																				60,000
Debt Instrument Tranche Five [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt			$ 500,000
Debt Instrument Tranche Five [Member] | Convertible Debt [Member] | September 11, 2015 Every 2 Weeks Thereafter [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt																				60,000
Debt Instrument Tranche Six [Member] | Convertible Debt [Member] | September 11, 2015 Every 2 Weeks Thereafter [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt																				60,000
Debt Instrument Tranche Seven [Member] | Convertible Debt [Member] | September 11, 2015 Every 2 Weeks Thereafter [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt																				$ 60,000
Debt Instrument, Tranche Eight [Member] | Convertible Debt [Member] | August 14, 2015 [Member]
Subsequent Event [Line Items]
Debt Instrument, Due after filing																				3 days
Debt Instrument, Tranche Eight [Member] | Convertible Debt [Member] | 3 Days After Filing of Registration Statement [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt																				$ 250,000
Debt Instrument, Tranche Nine [Member] | Convertible Debt [Member] | August 14, 2015 [Member]
Subsequent Event [Line Items]
Debt Instrument, Due after filing																				8 days
Debt Instrument, Tranche Nine [Member] | Convertible Debt [Member] | 8 Days After Filing of Registration Statement [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt																				$ 250,000
Debt Instrument, Tranche Ten [Member] | Convertible Debt [Member] | August 14, 2015 [Member]
Subsequent Event [Line Items]
Debt Instrument, Due after filing																				3 days
Debt Instrument, Tranche Ten [Member] | Convertible Debt [Member] | Within 3 Business Days of Effective Date of Registration Statement [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt																				$ 1,278,877
Debt Instrument, Tranche Eleven [Member] | Convertible Debt [Member] | October 15, 2015 [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt																				$ 1,000,000
Debentures [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																			$ 3,000,000
EWSD [Member] | Secured Promissory Note [Member]
Subsequent Event [Line Items]
Royalty payment terms																				Company's payment to Seller of a royalty of 3% of the adjusted gross revenue, if any, from operation of the Acquired Property (including sale of any portion of or interest in the Acquired Property less any applicable expenses) for the three-year period beginning on January 1, 2016 payable 50% in cash and 50% in Company common stock (the "Royalty Payment").
Debt instrument frequency description																				Commencing on September 1, 2015 and continuing thereafter on the first day of each calendar month through and including July 1, 2018; and one final balloon payment of all unpaid principal and accrued but unpaid interest on August 1, 2018.
Debt Instrument, Payment Terms																				The Note shall be payable by EWSD in thirty-five payments of principal and interest, which shall be calculated based upon an amortization period of thirty years
EWSD [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument frequency description																				The Unsecured Note shall be payable by EWSD in thirty-five payments of principal and interest, which shall be calculated based upon a hypothetical amortization period of thirty years.
Debt Instrument, Payment Terms																				Commencing on September 1, 2015 and continuing thereafter on the first day of each calendar month through and including July 1, 2018; and one final balloon payment of all unpaid principal and accrued but unpaid interest on August 1, 2018.
EWSD [Member] | Leased property [Member]
Subsequent Event [Line Items]
Area of real estate property | a																				150
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of stock, shares to be issued | shares						22,160,000
Sale of stock, consideration						$ 15,000,000
Subsequent Event [Member] | Restricted Stock [Member] | PVM International Inc. (PVMI) [Member]
Subsequent Event [Line Items]
Sale of stock, consideration						$ 5,000,000
Sale of stock, price per share received | $ / shares						$ 2
Subsequent Event [Member] | Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of stock, shares to be issued | shares						2,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of stock, shares to be issued | shares						12,160,000
Subsequent Event [Member] | Vaporfection International Inc. [Member]
Subsequent Event [Line Items]
Conversion of warrants, shares | shares										206,480
Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							18.00%
Notes payable							$ 249,000
Debt Instrument, Maturity Date							Jul. 01, 2015
Debt instrument late charge percentage on principal							5.00%
Subsequent Event [Member] | Minimum [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Restricted common stock, amount																										$ 1,000,000
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									$ 1,800,000																1,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares																							$ 1.83	$ 5.00
Subsequent Event [Member] | Convertible Debt [Member] | Agreed Funding at the Closing of the Purchase Agreement Amendment [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									200,000																100,000
Subsequent Event [Member] | Convertible Debt [Member] | Funded at the Closing of the Purchase Agreement Amendment [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									100,000
Subsequent Event [Member] | Convertible Debt [Member] | Funded within thirty (30) days of the closing [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									100,000																100,000
Subsequent Event [Member] | Convertible Debt [Member] | Funded within two days following the filing of a registration statement with the SEC to register the shares underlying the debentures [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									100,000																100,000
Subsequent Event [Member] | Convertible Debt [Member] | Funded within two days of receipt of the first comment letter from the SEC with regard to the Registration Statement [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									500,000																$ 1,200,000
Subsequent Event [Member] | Convertible Debt [Member] | Funded within two days of the date that the Registration Statement is declared effective by the SEC [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									500,000
Subsequent Event [Member] | Convertible Debt [Member] | Funded within five days of the date that the Registration Statement is declared effective by the SEC [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									100,000
Subsequent Event [Member] | Convertible Debt [Member] | Funded within each of 90, 120, 150, and 180 days from the Closing of the Purchase Agreement Amendment Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									200,000
Subsequent Event [Member] | Convertible Subordinated Debt [Member] | Mr. Ned L. Siegel, the chairman of the Company's Board[Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									$ 50,000		$ 50,000
Debt Instrument, Interest Rate, Stated Percentage									8.00%		8.00%
Subordinated convertible promissory notes, maturity period									3 years		3 years
Subsequent Event [Member] | Convertible Subordinated Debt [Member] | Directors [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount								$ 50,000
Debt Instrument, Interest Rate, Stated Percentage								8.00%
Subordinated convertible promissory notes, maturity period								3 years
Subsequent Event [Member] | EWSD [Member]
Subsequent Event [Line Items]
Business acquisition, percentage of equity interest	100.00%	100.00%
Area of real estate property | a	320
Escrow Deposit		$ 500,000
Royalty percentage on adjusted gross revenues		3.00%
Royalty payment period		3 years
Percentage of royalty payable in cash		50.00%
Percentage of royalty payable in common stock		50.00%
Payments to Acquire Real Estate	$ 5,000,000
Subsequent Event [Member] | EWSD [Member] | Secured Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 3,670,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Amortization period of Debt instrument		30 years
Debt instrument frequency payments of principal and interest | Installments		35
Subsequent Event [Member] | EWSD [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 830,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Amortization period of Debt instrument		30 years
Debt instrument frequency payments of principal and interest | Installments		35
Subsequent Event [Member] | Southwest [Member]
Subsequent Event [Line Items]
Area of real estate property | a		320